Related Party Transactions - Schedule of Loan from Related Party (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Related Party Transactions [Abstract]
Loan from related party - unsecured loan (a)	$ 679,227	$ 339,920
Convertible loans (b)	182,166	366,816
Loan from related party	$ 861,393	$ 706,736